Short-Term Debt and Credit Agreements (Narrative) (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2018	Feb. 28, 2018	Dec. 31, 2018		Oct. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Facility Limit			$ 6,000,000,000	[1]			$ 5,500,000,000
Short-term debt			334,000,000				3,298,000,000
Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit			6,000,000,000	[2]			5,500,000,000
Short-term debt			314,000,000				542,000,000
Credit facility			100,000,000
Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Facility Limit							300,000,000
Credit facility, outstanding amount			$ 73,000,000				26,400,000
Weighted-average percentage interest rates			3.55%
Dominion Energy Gas Holdings, LLC
Debt Instrument [Line Items]
Facility Limit			$ 1,500,000,000	[3]			1,500,000,000
Short-term debt			10,000,000				$ 629,000,000
Dominion Energy Gas Holdings, LLC | Before Replacement
Debt Instrument [Line Items]
Facility Limit						$ 300,000,000
Six Billion Joint Revolving Credit Facility
Debt Instrument [Line Items]
Facility Limit						6,000,000,000.0
Six Billion Joint Revolving Credit Facility | Questar Gas
Debt Instrument [Line Items]
Facility Limit			250,000,000
Six Billion Joint Revolving Credit Facility | Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit			1,500,000,000			6,000,000,000.0
Six Billion Joint Revolving Credit Facility | Dominion Energy Gas Holdings, LLC
Debt Instrument [Line Items]
Facility Limit			6,000,000,000.0
Credit Facilities, Maturing in December 2018 with 1 year Automatic Renewals through 2023 | SBL Holdco
Debt Instrument [Line Items]
Facility Limit			$ 30,000,000
Automatic renewal period			1 year
Short-term debt			$ 0
Credit Facilities Maturing In May 2018 With 1 Year Automatic Renewals Through 2024 [Member] | Dominion Solar Projects III, Inc
Debt Instrument [Line Items]
Facility Limit			$ 25,000,000
Automatic renewal period			1 year
Short-term debt			$ 0
Term Loan Credit Agreement [Member]
Debt Instrument [Line Items]
Facility Limit						500,000,000
Credit facility, outstanding amount	$ 500,000,000	$ 950,000,000	3,000,000,000.0
Duration of credit facilities	364 days	364 days
Letter of Credit
Debt Instrument [Line Items]
Facility Limit						250,000,000
Letter of Credit | Dominion Energy Gas Holdings, LLC
Debt Instrument [Line Items]
Facility Limit			1,500,000,000		$ 21,000,000	$ 250,000,000
Credit facility, outstanding amount			21,000,000
Letter of Credit | Six Billion Joint Revolving Credit Facility
Debt Instrument [Line Items]
Facility Limit			$ 2,000,000,000.0

[1]	This credit facility matures in March 2023 and can be used by the Companies to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas and Questar Gas. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[3]	A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power and Questar Gas. The sub-limit for Dominion Energy Gas is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.